UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

     /s/ Gregory Bylinsky                New York, NY          February 16, 2010
--------------------------------    ----------------------     -----------------
          [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              18
                                            --------------------

Form 13F Information Table Value Total:           $105,532
                                            --------------------
                                                 (thousands)

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                           FORM 13F INFORMATION TABLE

Column 1                     Column 2         Column 3    Column 4         Column 5        Column 6  Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                      VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS              CUSIP      (X$1000) PRN  AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED   NONE
AFC ENTERPRISES INC          COM             00104Q 10 7    5,378     659,020  SH            SOLE               659,020
ASSISTED LIVING CONCPT NEV N CL A NEW        04544X 30 0   21,777     825,822  SH            SOLE               825,822
DENNYS CORP                  COM             24869P 10 4    5,287   2,413,970  SH            SOLE             2,413,970
DAILY JOURNAL CORP           COM             233912 10 4      205       3,312  SH            SOLE                 3,312
EARTHLINK INC                COM             270321 10 2    8,809   1,060,000  SH            SOLE             1,060,000
HILLTOP HOLDINGS INC         COM             432748 10 1    2,033     174,665  SH            SOLE               174,665
HOME DEPOT INC               COM             437076 10 2    5,786     200,000  SH            SOLE               200,000
HOME DEPOT INC               COM             437076 10 2      911      31,500  SH   CALL     SOLE
COLE KENNETH PRODTNS INC     CL A            193294 10 5    1,157     119,865  SH            SOLE               119,865
LUBYS INC                    COM             549282 10 1    6,893   1,872,989  SH            SOLE             1,872,989
MBIA INC                     COM             55262C 10 0       40      10,000  SH   CALL     SOLE
MODUSLINK GLOBAL SOLUTIONS I COM             60786L 10 7    5,340     573,840  SH            SOLE               573,840
PEERLESS SYS CORP            COM             705536 10 0    9,502   3,599,320  SH            SOLE             3,599,320
STAR GAS PARTNERS L P        UNIT LTD PARTNR 85512C 10 5   28,104   6,788,392  SH            SOLE             6,788,392
TLC VISION CORP              COM             872549 10 0      110   2,500,000  SH            SOLE             2,500,000
TANDY LEATHER FACTORY INC    COM             87538X 10 5      470     120,102  SH            SOLE               120,102
ULTICOM INC                  COM NEW         903844 20 7    3,557     364,824  SH            SOLE               364,824
WARNER MUSIC GROUP CORP      COM             934550 10 4      173      30,500  SH   CALL     SOLE